Victory Target Retirement 2060 Fund N-1A Cover	Apr. 30, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Victory Portfolios III
Entity Central Index Key	0000908695
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Prospectus Date	Sep. 01, 2026